Revenue from contracts with customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 1,695	$ 1,307	$ 4,778	$ 3,853
Revenue recognized over the time
Disaggregation of Revenue [Line Items]
Total revenue, net	1,660	1,247	4,618	3,773
Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenue, net	35	60	160	80
QCaaS
Disaggregation of Revenue [Line Items]
Total revenue, net	1,346	980	3,905	3,063
Professional services
Disaggregation of Revenue [Line Items]
Total revenue, net	347	306	812	736
Other revenue
Disaggregation of Revenue [Line Items]
Total revenue, net	$ 2	$ 21	$ 61	$ 54
DWave System [Member]
Disaggregation of Revenue [Line Items]
Total revenue, net					$ 6,279	$ 5,160
DWave System [Member] | Revenue recognized over the time
Disaggregation of Revenue [Line Items]
Total revenue, net					6,090	4,688
DWave System [Member] | Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenue, net					189	472
DWave System [Member] | QCaaS
Disaggregation of Revenue [Line Items]
Total revenue, net					4,424	4,313
DWave System [Member] | Professional services
Disaggregation of Revenue [Line Items]
Total revenue, net					1,786	426
DWave System [Member] | Other revenue
Disaggregation of Revenue [Line Items]
Total revenue, net					$ 69	$ 421